UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

                  /s/ Michael E. Leonetti     Buffalo Grove, IL       11/12/2002
                  -----------------------     -----------------       ----------
                  [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                         0
                                                 ---------------------------

Form 13F Information Table Entry Total:                                   48
                                                 ---------------------------

Form 13F Information Table Value Total:          $                   113,225
                                                 ---------------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                    FORM 13F
                           Leonetti & Associates, Inc.
                                    30-Sep-02

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
AOL Time Warner               COM       00184A105       1,872       159,990     SH        Sole                  21,000       138,990
Activision Inc                COM       004930202       2,240        93,600     SH        Sole                  15,000        78,600
Alliant Techsystems Com       COM       018804104       1,607        23,200     SH        Sole                   3,000        20,200
American Standard             COM       029712106         763        12,000     SH        Sole                  12,000
Apollo Group Inc Cl A         CL A      037604105       2,310        53,200     SH        Sole                   5,000        48,200
BB & T Corp Com               COM       054937107       3,742       106,800     SH        Sole                  26,000        80,800
Borg Warner Inc               COM       099724106       2,745        55,300     SH        Sole                  13,000        42,300
Burlington Northern Santa Fe  COM       12189T104       2,598       108,600     SH        Sole                  15,000        93,600
Charter One Financial Inc     COM       160903100       3,188       107,275     SH        Sole                  16,275        91,000
ChevronTexaco Corp            COM       166764100       3,643        52,600     SH        Sole                   9,750        42,850
Citigroup Inc                 COM       172967101       4,541       153,162     SH        Sole                  10,833       142,329
Columbia Sportswear Co        COM       198516106         212         6,100     SH        Sole                   4,000         2,100
Conagra Foods Inc             COM       205887102       3,563       143,400     SH        Sole                  18,500       124,900
Consolidated Edison           COM       209115104         637        15,850     SH        Sole                   7,500         8,350
Dean Foods Co                 COM       242370104       4,354       109,450     SH        Sole                  12,500        96,950
Dial Corp New                 COM       25247D101         322        15,000     SH        Sole                  15,000
Ensco Intl Inc                COM       26874Q100       1,490        59,500     SH        Sole                  10,000        49,500
Exelon Corp                   COM       30161N101       3,012        63,400     SH        Sole                                63,400
Exxon Mobil Corp              COM       30231G102       2,357        73,900     SH        Sole                  10,000        63,900
FPL Group Inc                 COM       302571104       2,321        43,150     SH        Sole                   1,750        41,400
FirstEnergy Corp              COM       337932107         596        19,950     SH        Sole                                19,950
General Electric Co           COM       369604103       3,280       133,052     SH        Sole                   8,000       125,052
Humana Inc                    COM       444859102       1,011        81,500     SH        Sole                  30,000        51,500
IBM Corp                      COM       459200101       4,921        84,400     SH        Sole                   8,000        76,400
Johnson & Johnson             COM       478160104       2,926        54,100     SH        Sole                   7,500        46,600
Lear Corp                     COM       521865105         775        18,600     SH        Sole                  16,000         2,600
Lincare Holdings Inc          COM       532791100       2,868        92,400     SH        Sole                  20,000        72,400
Nokia Corp                    COM       654902204       1,941       146,500     SH        Sole                  20,000       126,500
Patterson UTI Energy          COM       703481101       1,378        54,000     SH        Sole                   5,000        49,000
Pepsi Bottling Group          COM       713409100         538        23,000     SH        Sole                  23,000
Philip Morris Cos Inc         COM       718154107       2,386        61,500     SH        Sole                  14,000        47,500
Principal Financial Group     COM       74251V102       1,833        70,000     SH        Sole                  10,000        60,000
Prudential Financial Inc      COM       744320102       2,916       102,088     SH        Sole                   6,000        96,088
Sara Lee Corp                 COM       803111103       2,676       146,300     SH        Sole                  20,000       126,300
Sears Roebuck & Co            COM       812387108         624        16,000     SH        Sole                  16,000
Smith International Inc       COM       832110100       1,741        59,400     SH        Sole                  10,000        49,400
Southern Co                   COM       842587107       1,606        55,800     SH        Sole                   5,000        50,800
Sunrise Assist Living         COM       86768K106       1,808        84,300     SH        Sole                  21,000        63,300
Sysco Corp                    COM       871829107       1,899        66,900     SH        Sole                                66,900
TRW Inc                       COM       872649108         234         4,000     SH        Sole                   4,000
Tribune Co                    COM       896047107       6,285       150,320     SH        Sole                  26,000       124,320
Union Pacific Corp            COM       907818108       5,278        91,200     SH        Sole                   2,000        89,200
Universal Health Services     CL B      913903100       3,151        61,600     SH        Sole                  12,000        49,600
Verizon Communications        COM       92343V104       5,680       207,000     SH        Sole                  18,000       189,000
Wells Fargo & Co              COM       949746101       4,357        90,475     SH        Sole                                90,475
Willis Group Holdings Ltd     SHS       G96655108         355        10,600     SH        Sole                   7,000         3,600
Wisconsin Energy Corp         COM       976657106         296        12,200     SH        Sole                                12,200
York International Corp       COM       986670107       2,349        83,300     SH        Sole                  16,000        67,300
------------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY                 48    DATA RECORDS     113,225